FAIR VALUE MEASUREMENTS (Details B) - USD ($)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
Fair Value Disclosures [Abstract]
Fair value of Level 3 derivative warrant liability, beginning of year	$ 273,000
Change in fair value:	(136,500)	$ 118,300
Fair value at end of year	$ 136,500	$ 273,000